Severance Pay (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Severance Pay [Abstract]
Severance pay expenses	$ 53	$ 61	$ 89